CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Thousands	Issued capital	Share-Based Payments Reserve	Foreign Currency Translation Reserve	Accumulated Deficit	Total
Balance at Dec. 31, 2017	$ 372,764	$ 16,250	$ (1,134)	$ (210,529)	$ 177,351
Loss attributable to owners of the Company				(73,593)	(73,593)
Other comprehensive income for the year			259		259
Total comprehensive loss attributable to owners of the Company			259	(73,593)	(73,334)
Shares issued in connection with private placement	253,517				253,517
Cost of capital, net of tax	(10,297)				(10,297)
Share-based compensation value of services		186			186
Balance at Jun. 30, 2018	615,984	16,436	(875)	(284,122)	347,423
Balance at Dec. 31, 2018	615,984	16,765	(706)	(238,668)	393,375
Loss attributable to owners of the Company				(27,645)	(27,645)
Other comprehensive income for the year			17		17
Total comprehensive loss attributable to owners of the Company			17	(27,645)	(27,628)
Share-based compensation value of services		277			277
Balance at Jun. 30, 2019	$ 615,984	$ 17,042	$ (689)	$ (266,313)	$ 366,024